INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2021
INCOME TAXES
Income tax provision

		For the
		period from
		August 5,
		2020
		(inception)
	Year ended	through
	December 31,	December 31,
	2021	2020
Federal
Deferred	$(221,150)	$—
State
Change in valuation allowance	$221,150	$—
Income tax provision	$—	$—

Schedule of reconciliation of the total income tax provision tax rate to the statutory federal income tax rate

		For the period
		from August
		5, 2020
		(inception)
	Year ended	through
	December 31,	December 31,
	2021	2020
Statutory federal income tax rate	21.0%	—%
State taxes, net of federal tax benefit	0.0%	—%
Deferred tax liability change in rate	0.0%	—%
Change in fair value of warrants liabilities	(27.8)%	—%
Change in valuation allowance	6.8%	—%
Income tax provision	0.0%	—%

Summary of significant components of the Company's deferred tax assets

	December 31,	December 31,
	2021	2020
Deferred tax assets
Net operating loss carryforward	$39,841	$—
Startup/Organization Expenses	$181,309	$—
Total deferred tax assets	221,150	—
Valuation allowance	(221,150)	—
Deferred tax assets, net of allowance	$—	$—